Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended							12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010	Jun. 30, 2012 1% senior convertible notes	Jul. 02, 2011 1% senior convertible notes	Jul. 03, 2010 1% senior convertible notes	Jun. 05, 2006 1% senior convertible notes	Jun. 30, 2012 Stock options and ESPP	Jul. 02, 2011 Stock options and ESPP	Jul. 03, 2010 Stock options and ESPP	Jun. 30, 2012 Restricted shares and stock units	Jul. 03, 2010 Restricted shares and stock units
Numerator:
(Loss) income from continuing operations, net of tax	$ 1.4	$ (16.2)	$ (7.7)	$ (3.6)	$ 11.2	$ 40.5	$ 25.3	$ 1.7	$ (26.1)	$ 78.7	$ (51.2)
(Loss) from discontinued operations, net of tax	(23.6)	(1.2)	(2.5)	(2.2)	(1.9)	(1.9)	(1.7)	(1.6)	(29.5)	(7.1)	(10.6)
Net (loss) income	$ (22.2)	$ (17.4)	$ (10.2)	$ (5.8)	$ 9.3	$ 38.6	$ 23.6	$ 0.1	$ (55.6)	$ 71.6	$ (61.8)
Denominator:
Weighted-average number of common shares outstanding-Basic	231.7	230.6	229.4	228.4	227.2	225.6	222.9	221.8	230.0	224.4	218.9
Effect of dilutive securities from stock-based benefit plans (in shares)										8.2
Weighted-average number of common shares outstanding-Diluted	231.7	230.6	229.4	228.4	235.7	235.4	229.1	227.5	230.0	232.6	218.9
Earning per share- basic
(Loss) income from continuing operations, net of tax - basic (in dollars per share)	$ 0.01	$ (0.07)	$ (0.03)	$ (0.02)	$ 0.05	$ 0.18	$ 0.12	$ 0.01	$ (0.11)	$ 0.35	$ (0.23)
(Loss) from discontinued operations, net of tax - basic (in dollars per share)	$ (0.11)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.13)	$ (0.03)	$ (0.05)
Net (loss) income (in dollars per share)	$ (0.10)	$ (0.08)	$ (0.04)	$ (0.03)	$ 0.04	$ 0.17	$ 0.11		$ (0.24)	$ 0.32	$ (0.28)
Earning per share- diluted
(Loss) income from continuing operations, net of tax - diluted (in dollars per share)	$ 0.01	$ (0.07)	$ (0.03)	$ (0.02)	$ 0.05	$ 0.17	$ 0.11	$ 0.01	$ (0.11)	$ 0.34	$ (0.23)
(Loss) from discontinued operations, net of tax - diluted (in dollars per share)	$ (0.11)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.13)	$ (0.03)	$ (0.05)
Net (loss) income (in dollars per share)	$ (0.10)	$ (0.08)	$ (0.04)	$ (0.03)	$ 0.04	$ 0.16	$ 0.10		$ (0.24)	$ 0.31	$ (0.28)
Anti-dilutive securities excluded from computation of earnings per share
Total potentially dilutive securities (in shares)									17.6	3.8	25.3					9.9	3.8	18.9	7.7	6.4
Convertible notes
Interest rate on Senior convertible notes (as a percent)												1.00%	1.00%	1.00%	1.00%
Conversion price of debt (in dollars per share)												$ 30.30